COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jan. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF INPUTS OF RIGHT OF USE ASSET AND LIABILITY	Initially, the Company measures the right of use asset and liability associated with its office lease using the following inputs:
Remaining lease term (in years)	0.25
Discount rate	12%

SCHEDULE OF ESTIMATED FUTURE MINIMUM LEASE PAYMENTS

The Company records rent on straight-line basis over the terms of the underlying lease. Estimated future minimum lease payments under the lease are as follows:

Year Ending January 31,	Amount
2025	$43,200
Total remaining lease payments	43,200
Less: imputed interest	43,200
Present value of remaining lease payments	$-